Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 4,747	$ 14,757
Impairment of an intangible asset	10,000
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,800	14,900
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ (100)	$ (100)